EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Exploration And Evaluation Assets
Schdule of Exploration and Evaluation Assets

	Durango, Mexico	British Columbia, Canada	Yukon, Canada	Total

Balance, January 1, 2016	$15,241,740	$14,654,917	$1	$29,896,658

Costs incurred during 2016:
Mine and camp costs	3,379,702	2,831,997	-	6,211,699
Provision for reclamation	-	2,656,790	-	2,656,790
Water treatment and tailing storage facility costs	-	1,249,064	-	1,249,064
Effect of movement in exchange rates	254,153	450,767	-	704,920
Depreciation of plant and equipment	203,350	467,944	-	671,294
Interest and financing costs	101,383	363,218	-	464,601
Drilling and exploration	305,065	59,488	-	364,553
Geological and related services	11,721	237,861	-	249,582
Acquisition costs	-	156,845	-	156,845
Assessments and taxes	80,722	20,938	-	101,660
Assays	-	1,006	-	1,006
Transfers	(7,011,990)	-	-	(7,011,990)
Sale of concentrate	(4,587,005)	-	-	(4,587,005)
Mineral exploration tax credit	-	(337,941)	-	(337,941)
Balance, December 31, 2016	$7,978,841	$22,812,894	$1	$30,791,736

Costs incurred during 2017:
Mine and camp costs	-	4,300,669	-	4,300,669
Provision for reclamation	-	3,761,597	-	3,761,597
Effect of movements in exchange rates	554,843	1,603,903	-	2,158,746
Drilling and exploration	418,123	348,226	-	766,349
Depreciation of plant and equipment	-	715,796	-	715,796
Interest and financing costs	-	377,350	-	377,350
Geological and related services	-	264,584	-	264,584
Water treatment and tailing storage facility costs	-	223,837	-	223,837
Assessments and taxes	82,298	97,118	-	179,416
Mineral exploration tax credit	-	(202,210)	-	(202,210)
Balance, December 31, 2017	$9,034,105	$34,303,764	$1	$43,337,870